Long Term Liabilities to Banks and Others (Details 1) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Long Term Liabilities to Banks and Others [Abstract]
First year (current maturities)	$ 64,864	$ 66,289
Second year	50,460	47,731
Third year	47,733	33,893
Fourth year	38,784	30,776
Fifth year and thereafter	25,085	27,127
Total	$ 226,926	$ 205,816